Borrowings	6 Months Ended
Jul. 31, 2020
Schedule Of Fair Value Measurement Of Assets And Liabilities [Text Block]
Borrowings
12	Borrowings

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Amounts due in less than one year:
Bank loans	16,700	17,900
Debt issuance costs in relation to bank loan	(405)	-
Other loan	-	1,315
	16,295	19,215

Amounts due after more than one year:
Convertible notes	22,387	19,698
	38,682	19,698
	38,682	38,913

The fair value of borrowings is not considered to be materially different to their carrying amounts.

(a) Bank loans and loan covenants

On 12 March 2020, the Group entered into a Deed of Amendment with the Bank of New Zealand to extend its loan facility of NZD$16,700,000 (31 January 2020: NZD$17,900,000) until March 2022. Interest rate charges ranged between 4.6% and 5.26%. The facility includes guarantees and financial instruments totalling NZD$1,345,000.

Bank of New Zealand has the first ranking charge over all assets of the Group. Under the terms of the facility, the Group must meet specific covenant obligations namely sales and gross margin adverse variances to budget to be no greater than 15% and inventory to cover bank debt 1.35 times (increasing to 1.65 times from and including 31 July 2020). In the first six months of the year, the Group was on average in breach of all covenant measures. The extended borrowing has therefore been classified as a current liability as at 31 July 2020. Sales, gross margin and inventory were all negatively impacted by COVID-19 due to store closures and delayed inventory shipments from suppliers.

(b) Convertible notes

Convertible loan notes are initially recognised as a liability as the notes have the characteristics of a liability and are not converted into fixed, rather a variable number of shares. The Note holder can, in writing, cause the borrower to redeem any portion of the Note up to an agreed maximum monthly amount.

In each of October, November and December 2019 and January, February, and April 2020, we completed a private placement of a convertible promissory note (each, a “Prior Note”) and a warrant to purchase ordinary shares to either St. George Investments LLC or Iliad Research and Trading L.P., which are affiliates of one another (together, the “Affiliated Holders”). Each private placement of a Prior Note was made pursuant to a Securities Purchase Agreement (an “SPA”) with the applicable Affiliated Holder. The aggregate purchase price of the Prior Notes was NZ$23.5m (US$15.5m). Each of the Prior Notes was issued with an original issue discount of 5%, and certain expenses of the Affiliated Holder were added to the balance of each Prior Note, for an aggregate original outstanding balance of NZ$24.8m (US$16.4m). As at July 31, 2020, the entire outstanding balance of the Prior Notes issued in October, November and December 2019 and January 2020, or approximately NZ$22.7m (US$15.0m), had been converted into 35,746,486 ordinary shares, and NZ$0.5m (US$0.4m) of the outstanding balance of the Prior Note issued in February 2020 had been converted into 1,875,670 ordinary shares. Each of the remaining Prior Notes issued in February and April 2020 bears interest at 20% per annum, compounded daily, and matures two years after its issuance.

(b) Convertible notes (continued)

In July 2020, the Group completed a private placement of a convertible promissory note (the “July Note”) and a warrant to purchase ordinary shares (the “July Purchase Warrant”) to one of the Affiliated Holders, Iliad Research Trading L.P., pursuant to a Securities Purchase Agreement (the “July SPA”), for a purchase price of NZ$12.1m (US$8.0m). The July Note was issued with an original issue discount of 5%, and certain expenses of the Affiliated Holder were added to the balance of the July Note, for an original principal balance of NZ$12.8m (US$8.4m). The Group also granted a financing rebate to the Affiliated Holder, resulting in net proceeds to us of approximately NZ$10.9m (US$7.2m) from the sale of the July Note. The July Note accrues interest at the following rates: (i) for a period of 90 days starting on its issuance date, 2.0% per annum, (ii) for the next 90 days, 10.0% per annum and (iii) thereafter, 15.0% per annum. The July Note matures on the second anniversary of its issuance.

As at July 31, 2020, the Group had a principal liability of $21.7m (US$14.5m) and an interest liability of $0.7m (US$0.5m) reflected on the balance sheet. Interest has been charged to the Statement of Profit or Loss. When a conversion option is exercised, the amount of conversion is taken to share capital, reducing the loan note balance.

Please refer to note 21 – subsequent events, for recent developments regarding convertible notes.

(c) Other loans

On 3 July 2020, the balance (principle and interest) that existed at 31 January 2020 (US$1.1m, NZ$1.6m) was fully converted into 1,666,667 Naked ordinary shares at a price of US$0.66 by mutual consent.

(d) Guarantees

A total of NZ$0.8m (January 2019: $0.7m) guarantees and financial instruments are covered under the BNZ bank facility.